Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Oct. 11, 2023
REX FANG & Innovation Equity Premium Income ETF
Account Value [Line Items]
Account Value	$ 12,510	$ 11,760	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 12,820	$ 11,170	$ 10,000